INCOME TAXES	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 18 – INCOME TAXES

The relevant companies’ tax applicable to the Company commencing from 2021 (Year of Amalgamation) and thereafter is 27%.

The relevant companies’ tax applicable to BYND commencing from 2018 and thereafter is 23%. Current taxes for the reported periods are calculated according to the said tax rate.

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	December 31, 2022	December 31, 2021
Income (loss) before tax	$(1,658,404)	$(4,843,325)
Income tax rate	27% and 23%	27% and 23%
Expected income expense (recovery)	(460,055)	(1,325,208)
Permanent differences	(216,957)	1,224,524
Prior years reassessment of tax expense	-	-
Change in unrecognized deferred assets	43,428	(14,629)
Change in valuation allowance	542,633	102,162
Other	97,231	48,564
Total income tax expense	$6,280	$35,413

Current income tax	$6,280	$35,413
Deferred income tax	-	-
Total income tax expense	$6,280	$35,413

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 18 – INCOME TAXES (continued)

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31, 2022	December 31, 2021
Deferred tax assets
Non-capital loss carry forwards - Canada	644,794	102,162
Non-capital loss carry forwards - Israel	-	-
	$644,794	$102,162
Valuation allowance	(644,794)	(102,162)
	$-	$-

The Company has Canadian non-capital losses of $2,009,751 which is available to offset future years’ taxable income in Canada.

BYND has $nil (2021 - $nil) in non-capital losses carried forward for tax purposes, which can be carried forward indefinitely to be offset against future business income and business capital gains.

Tax attributes are subject to review, and potential adjustment, by tax authorities.